Company Stock - Schedule of Changes in Net Assets Related to Company Stock (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Contribution [Line Items]
Net depreciation in fair value	$ 193,810,831
Benefits paid to participants	(171,440,477)
Expenses	(558,641)
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	119,834,525
EBP, Employer, Common Stock
EBP, Contribution [Line Items]
Matching contribution - cash	147,799
Company ownership non-cash contribution	4,997,007
Participant contributions	279,789
Net depreciation in fair value	(17,280,505)
Dividends	2,757,582
Benefits paid to participants	(8,836,510)
Expenses	(50,778)
Transfers from Company Stock	(2,403,555)
Transfers to Company Stock	545,404
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	$ (19,843,767)